General (Tables)	12 Months Ended
Mar. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Ordinary Shares Repurchased

Company bought back 1,801,099 of its ordinary shares in open market transactions, in accordance with a 10b5-1 program, at an average price of $138.80 per share, as represented in the following table.

Period	Total Number of Shares Purchased	Average Price Paid per Share
March 17, 2016 - March 31, 2016	67,339	$140.30
April 1, 2016 - April 30, 2016	117,515	$141.46
May 1, 2016 - May 31, 2016	552,474	$134.86
June 1, 2016 - June 30, 2016	290,298	$142.32
July 1, 2016 - July 31, 2016	318,080	$141.28
August 1, 2016 - August 18, 2016	455,393	$138.71
Total	1,801,099	$138.80

The table below presents a summary of the ordinary shares repurchased by the Company under the new authorization and classified as treasury stock, as of May 31, 2017, in accordance with a 10b5-1 program:

Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of the Current Program	Dollar Value of Shares that May Yet Be Purchased Under the Program (in thousands)
November 25, 2016 - November 30, 2016	68,641	$105.21	68,641
December 1, 2016 - December 31, 2016	242,821	$104.87	311,462
January 1, 2017 - January 31, 2017	156,353	$103.33	467,815
February 1, 2017 - February 28, 2017	51,150	$106.02	518,965
March 1, 2017 - March 31, 2017	—	$—	518,965
April 1, 2017 - April 30, 2017	—	$—	518,965
May 1, 2017 - May 31, 2017	34,193	$105.58	553,158
Total	553,158	$104.63		$192,125